Sundry Income (Tables)	6 Months Ended
Dec. 31, 2022
Sundry Income, Net [Abstract]
Schedule of components of sundry income
	Six months ended December 31,
	2021	2022
	RMB	RMB	US$

Government grants	1,673	679	99
Others	1	44	6
Total sundry income	1,674	723	105